PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Exploration assets	Total

June 30, 2020
Cost		2,203.5	2,147.0	266.3	4,616.8
Balance at the beginning of the year		2,156.2	2,106.8	256.7	4,519.7
Impact of adopting IFRS 16 on July 1, 2019	10.1	7.5	23.4	-	30.9
Additions - property, plant and equipment owned		121.2	46.5	15.0	182.7
Additions - right-of-use assets	10.1	3.8	14.2	-	18.0
Lease modifications	10.1	-	7.5	-	7.5
Lease derecognitions	10.1	(26.7)	(0.1)	-	(26.8)
Disposals		(1.6)	-	-	(1.6)
Change in estimate of decommissioning asset	11	(56.7)	(51.5)	(5.4)	(113.6)
Transfers between classes of property, plant and
equipment		(0.2)	0.2	-	-
Accumulated depreciation and impairment		(1,017.5)	(968.5)	(9.7)	(1,995.7)
Balance at the beginning of the year		(909.9)	(824.8)	(9.7)	(1,744.4)
Depreciation	5.1	(127.1)	(143.7)	-	(270.8)
Lease derecognitions		17.9	-	-	17.9
Disposals		1.6	-	-	1.6

Carrying value at end of the year		1,186.0	1,178.5	256.6	2,621.1

Comprising:
Property, plant and equipment owned		1,177.8	1,141.8	256.6	2,576.2
Right-of-use assets	10.1	8.2	36.7	-	44.9

Carrying value at end of the year		1,186.0	1,178.5	256.6	2,621.1

June 30, 2019
Cost		2,156.2	2,106.8	256.7	4,519.7
Balance at the beginning of the year		1,689.5	1,264.5	77.3	3,031.3
Acquisition of FWGR		198.4	849.9	177.3	1,225.6
Additions - property, plant and equipment owned		284.5	66.7	2.5	353.7
Borrowing costs capitalised		9.4	-	-	9.4
Disposals		(1.6)	(1.7)	-	(3.3)
Change in estimate of decommissioning asset	11	(24.0)	(75.3)	2.3	(97.0)
Transfers between classes of property, plant and
equipment		-	2.7	(2.7)	-
Accumulated depreciation and impairment		(909.9)	(824.8)	(9.7)	(1,744.4)
Balance at the beginning of the year		(815.4)	(753.5)	(9.7)	(1,578.6)
Depreciation	5.1	(96.1)	(73.0)	-	(169.1)
Disposals		1.6	1.7	-	3.3

Carrying value at end of the year		1,246.3	1,282.0	247.0	2,775.3